Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at March 31, 2022 and December 31, 2021.

	March 31,	December 31,
	2022	2021
Ordinary shares	62,345,313	35,854,591
Deferred shares of £0.00001	115,476	112,077
Deferred shares of £100,000	1	1
Total ordinary and deferred shares	62,460,790	35,966,669